Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)

8200 Jones Branch Drive

McLean, VA 22102

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company (as the engaging party), referred to herein as the “Specified Party”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations included in the Final Data File (defined below). The procedures were performed with respect to the Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124 (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Party has requested that the procedures be performed on 2 mortgage loans (the “Mortgage Loan Assets”) secured by 2 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Party. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Party would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of November 1, 2024.

•

The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 29, 2024 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	November PCs Full Data Tape 10.29.2024v4.xlsx (provided on October 29, 2024).

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•

The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•

The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

•

The phrase “Taxable Tail” refers to Mortgage Loan Assets and supplemental loans with the phrase present in the Property Name. These loans are supplemental to related tax-exempt loans identified on the A-2 of the Final Data File.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The term “Methodologies” refers to the instructions provided by the Company pertaining to a Specified Attribute, as described in Exhibit C.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.

•	The phrase “Commitment Letter” refers to the Freddie Mac loan summary presenting loan terms and fees.

•

The phrase “CRA Report” refers to the listing, which summarizes the number of affordable low income units for each property and all properties qualifying as green advantage, as tracked internally by the Company.

•	The phrase “Cross Collateralization Agreement” refers to the signed cross collateralization agreement, and/or any riders thereof.

•	The phrase “Duty to Serve Tool” refers to the Freddie Mac website which summarizes the property economic opportunity areas.

•	The phrase “Engineering Report” refers to a signed property condition assessment document, post construction analysis report, or physical risk report.

•	The phrase “FM UW Schedule” refers to the historical and pro-forma cash flow statements prepared by the Freddie Mac underwriting team.

•	The phrase “Guaranty Agreement” refers to the guaranty, and/or any riders or assumptions thereof.

•	The phrase “Insurance Summary” refers to the Certificate of Insurance and/or Evidence of Property Insurance for the Collateral, indicating a “Yes” or “No” for each insurance field.

•	The phrase “Investment Brief” refers to the Freddie Mac underwriting file.

•	The phrase “Legal Affordability Summary Report” refers to the listing, which summarizes the regulatory agreements.

•	The phrase “Legal Issues Analysis” refers to a summary schedule of additional financing information.

•	The phrase “List of All Escrows” refers to the settlement escrow summary.

•

The phrase “Loan Agreement” refers to the signed loan agreement, funding loan agreement, continuing covenant agreement, other security agreements, or the equivalent, and/or any assumptions or riders thereof.

•	The phrase “MSA Report” refers to the listing, which summarizes the metropolitan statistical area for each property.

•	The phrase “Promissory Note” refers to the promissory note, or the equivalent, and/or any assumptions or riders thereof.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	The phrase “Property Inspection and Lease Audit” refers to the property inspection and lease audit document.

•	The phrase “Rent Roll” refers to the rent roll document.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Social Loan Report” refers to the listing, which summarizes the social aspects of the loan.

•	The phrase “Senior Loan Documents” refers to the senior lien loan agreement, senior lien mortgage note, or any other document related to the respective loan’s senior debt.

•	The phrase “Subordinate Loan Documents” refers to the junior lien loan agreement, junior lien mortgage note, or any other document related to the respective loan’s subordinate debt.

•	The phrase “Title Policy” refers to the signed title policy.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A, Exhibit B and Exhibit C. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data file(s) based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From October 15, 2024 through October 29, 2024, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).
•	Applied Methodologies to certain Specified Attributes, as detailed in Exhibit C.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None—Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

October 31, 2024

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124

Exhibits

Exhibit A—Loan File Review Procedures

Exhibit B—Recalculation Methodology

Exhibit C—Methodologies Provided by the Company

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Batch	None—Company Provided	None
2	PC	None—Company Provided	None
3	FM loan # (not part of final A-1)	Commitment Letter; Promissory Note; Loan Agreement; Investment Brief	None
4	Loan No. / Property No.	None—Company Provided	None
5	Property Name	None—Company Provided	None
6	Originator	Promissory Note; Loan Agreement	None
7	Street Address	Appraisal Report; Engineering Report	None
8	Property City	Appraisal Report; Engineering Report	None
9	Property State	Appraisal Report; Engineering Report	None
10	Zip Code	Appraisal Report; Engineering Report	None
11	County	Appraisal Report; Engineering Report	None
12	Metropolitan Statistical Area	MSA Report	None
13	Property Type	Appraisal Report	None
14	Property Subtype	Appraisal Report; Investment Brief; Property Inspection and Lease Audit; Loan Agreement	None
15	Year Built	Appraisal Report; Engineering Report	None
16	Year Renovated	Appraisal Report; Engineering Report	None
17	Total Units	Rent Roll; Appraisal Report; Investment Brief; Loan Agreement	None
18	Affordable Units (<=30% AMI)	CRA Report	None
19	Affordable VLI Units (<=50% AMI)	CRA Report	None
20	Affordable Units (<=60% AMI)	CRA Report	None
21	Affordable LI Units (<=80% AMI)	CRA Report	None
22	Affordable Units (80-90% AMI)	CRA Report	None
23	Affordable Units (90-100% AMI)	CRA Report	None
24	Affordable Units (100-120% AMI)	CRA Report	None
25	Cut-Off Date Balance / Unit	Recalculation	$1.00
26	Occupancy%	Recalculation	0.10%
27	Occupancy As of Date	Rent Roll	None
28	Loan Purpose (Acquisition, Refinance)	Loan Agreement; Investment Brief	None
29	Note Date	Promissory Note	None
30	First Payment Date	Promissory Note	None
31	Maturity Date	Promissory Note	None
32	Cut-Off Date	None—Company Provided	None
33	Original Loan Amount	Promissory Note	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Cut-Off Date Loan Amount	Recalculation; Promissory Note	$1.00
35	% of Cut-Off Date Pool Balance	Recalculation	None
36	Maturity Balance	Recalculation; Promissory Note	$5.00
37	Gross Interest Rate	Promissory Note	None
38	Rate Type	Promissory Note	None
39	Accrual Basis	Promissory Note	None
40	Loan Amortization Type	Promissory Note	None
41	Monthly Debt Service Amount (Amortizing)	Promissory Note	None
42	Monthly Debt Service Amount (IO)	Recalculation	None
43	Amortization Term (Original)	Promissory Note	None
44	Amortization Term (Remaining)	Recalculation	None
45	Loan Term (Original)	Recalculation	None
46	Loan Term (Remaining)	Recalculation	None
47	IO Period	Recalculation	None
48	Seasoning	Recalculation	None
49	Prepayment Provision	Promissory Note; Loan Agreement	None
50	Prepayment Provision End Date	Promissory Note; Loan Agreement	None
51	Appraisal Valuation Date	Appraisal Report	None
52	Appraisal Valuation Type	Appraisal Report	None
53	Appraised Value	Appraisal Report	None
54	Cut-Off Date LTV	Recalculation	0.10%
55	Maturity LTV	Recalculation	0.10%
56	UW NCF DSCR	Recalculation	0.01
57	UW NCF DSCR (IO)	Recalculation	0.01
58	Combined Cut-Off Date LTV	Recalculation	0.10%
59	Combined UW NCF DSCR	Recalculation	0.01
60	Combined UW NCF DSCR (IO)	Recalculation	0.01
61	UW EGI	Investment Brief; FM UW Schedule	$1.00
62	UW Expenses	Investment Brief; FM UW Schedule	$1.00
63	UW NOI	Recalculation	$1.00
64	UW NCF	Investment Brief; FM UW Schedule	$1.00
65	Most Recent Financial End Date	Investment Brief; FM UW Schedule	None
66	Most Recent EGI	Investment Brief; FM UW Schedule	$1.00
67	Most Recent Expenses	Investment Brief; FM UW Schedule	$1.00
68	Most Recent NOI	Recalculation	$1.00
69	Most Recent NCF	Investment Brief; FM UW Schedule	$1.00
70	Replacement Reserve (Initial)	Loan Agreement; List of All Escrows	None
71	Engineering Reserve/ Deferred Maintenance (Y/N)	Loan Agreement; List of All Escrows	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
72	Tax Reserve (Y/N)	Loan Agreement; List of All Escrows	None
73	Insurance Reserve (Y/N)	Loan Agreement; List of All Escrows	None
74	Replacement Reserve (Y/N)	Loan Agreement; List of All Escrows	None
75	Other Reserve (Y/N)	Loan Agreement; List of All Escrows	None
76	Other Reserve Type	Loan Agreement; List of All Escrows	None
77	Springing Reserve (Y/N)	Loan Agreement; List of All Escrows	None
78	Springing Reserve Type	Loan Agreement; List of All Escrows	None
79	Seismic Insurance if PML >= 20% (Y/N)	Insurance Summary; Seismic Report; Engineering Report	None
80	Lien Position	Title Policy	None
81	Title Vesting (Fee/Leasehold)	Title Policy	None
82	Green Advantage®	Loan Agreement; CRA Report	None
83	Tax Credit Syndicator Name	None—Company Provided	None
84	Tax Credit Investor Name	Loan Agreement	None
85	Governmental Lender	Loan Agreement	None
86	Fiscal Agent Name	Loan Agreement	None
87	Sponsor Name	Guaranty Agreement; Loan Agreement	None
88	Type of Regulatory Agreement(s)	Legal Affordability Summary Report	None
89	Description of Regulatory Agreement(s)	Legal Affordability Summary Report	None
90	Other Affordability Restrictions	Legal Affordability Summary Report	None
91	% Units with Income Restrictions	Legal Affordability Summary Report	None
92	% Units with Rent Restrictions	Legal Affordability Summary Report	None
93	HAP Maturity Date	Legal Affordability Summary Report	None
94	Crossed Loans (Y/N)	Loan Agreement	None
95	Crossed Pool ID	None—Company Provided	None
96	Permitted Partial Release (Y/N)	Loan Agreement	None
97	Permitted Voluntary Partial Principal Prepayments (Y/N)	Loan Agreement	None
98	Permitted Substitution (Y/N)	Loan Agreement	None
99	Additional Financing In Place (Existing) (Y/N)	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
100	Securitization Compensation	Commitment Letter	None
101	Impact Bonds Type	None—Company Provided	None
102	Property Name	None—Company Provided	None
103	Additional Financing Pool ID	None—Company Provided	None
104	Additional Financing Type	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
105	Additional Financing Original Amount	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
106	Additional Financing Provider/Lien Holder	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
107	Additional Financing Lien Priority	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
108	Soft Pay/Hard Pay	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement; Investment Brief	None
109	Additional Financing Current Gross Interest Rate	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
110	Additional Financing Rate Type	Legal Issues Analysis; Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
111	Additional Financing Maturity Date	Senior Loan Documents; Subordinate Loan Documents; Loan Agreement	None
112	Other Additional Financing Description (Existing)	None—Company Provided	None
113	Freddie Mac Loan Number	Commitment Letter; Promissory Note; Loan Agreement; Investment Brief	None
114	Property Name	None—Company Provided	None
115	Furthering Economic Opportunity in Areas(1)	Duty to Serve Tool	None
116	Underserved Population	Social Loan Report	None
117	Transitional Housing	Social Loan Report	None
118	RAD(2)	Social Loan Report	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT B
Loan File Review Procedures

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
25	Cut-Off Date Balance / Unit	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Total Units.
26	Occupancy%	A recalculation in which the total number of occupied units was divided by the property’s Total Units. For the purposes of computing the occupied units, the Company instructed that if a unit contained two beds, the unit was considered occupied if one or more of the beds was occupied per the rent roll.
34	Cut-Off Date Loan Amount	A recalculation in which the respective loan’s amortization schedule was recreated. For each loan, we recalculated the principal balance outstanding as of the respective loan’s Cut-Off Date based upon the respective loan’s Original Loan Amount, Monthly Debt Service Amount (Amortizing), Loan Term (Original), Accrual Basis and Gross Interest Rate. For the purposes of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
35	% of Cut-Off Date Pool Balance	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the Cut-Off Date Loan Amount of the respective loan.
36	Maturity Balance	A recalculation in which the loan’s amortization schedule was recreated. For each loan, we computed the principal balance outstanding as of the respective loan’s Maturity Date based upon the respective loan’s Original Loan Amount, Monthly Debt Service Amount (Amortizing), Loan Term (Original), Accrual Basis and Gross Interest Rate. For the purposes of this recalculation, we were instructed by the Company to assume all scheduled payments of principal and/or interest are made and that there are no prepayments or other unscheduled collections.
42	Monthly Debt Service Amount (IO)	A recalculation in which the respective loan’s amortization schedule was recalculated. We computed the interest only monthly debt service payment based upon the respective loan’s Original Principal Balance, Gross Interest Rate, Accrual Basis, and IO Period. “N/A”, if there is no interest only period.
44	Amortization Term (Remaining)	A recalculation in which the number of months of Seasoning as of the Cut-Off Date that exceed the IO Period, was deducted from the Amortization Term (Original).
45	Loan Term (Original)	A recalculation in which the number of monthly payments occurring between the respective loan’s First Payment Date and the corresponding Maturity Date, were counted
46	Loan Term (Remaining)	A recalculation in which the respective loan’s Seasoning, was deducted from the corresponding Loan Term (Original).
47	IO Period	A recalculation in which the number of monthly payments occurring between the First Payment Date and the first payment date in which principal and interest shall be payable were counted.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT B
Loan File Review Procedures

#	Specified Attribute	Recalculation Methodology
48	Seasoning	A recalculation in which the number of monthly payments occurring between the respective loan’s First Payment Date, through and including, the Cut-Off Date, were counted.
54	Cut-Off Date LTV	A recalculation in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Appraised Value.
55	Maturity LTV	A recalculation in which the respective loan’s Maturity Balance was divided by the corresponding Appraised Value.
56	UW NCF DSCR	A recalculation in which the respective loan’s UW NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) by twelve.
57	UW NCF DSCR (IO)	“N/A”, if the loan’s Monthly Debt Service Amount (IO) was N/A; or

A recalculation in which the respective loan’s UW NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (IO) by twelve.
58	Combined Cut-Off Date LTV	A recalculation in which the sum of the respective loan’s Cut-Off Date Loan Amount and the existing financing, excluding unsecured financing and soft pay debt, was divided by the Appraised Value of the corresponding mortgaged property.
59	Combined UW NCF DSCR	A recalculation in which the respective loan’s UW NCF was divided by the sum of the corresponding annual debt service payment for the loan and the annual debt service payment related to the existing financing, excluding any unsecured financing and soft pay debt. The combined annual debt service payments were calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (Amortizing) and the monthly debt service of the existing financing, excluding unsecured financing and soft pay debt, by twelve.
60	Combined UW NCF DSCR (IO)	“N/A”, if the loan’s Monthly Debt Service Amount (IO) was N/A; or

A recalculation in which the respective loan’s UW NCF was divided by the corresponding annual debt service payment. The annual debt service payment was calculated by multiplying the sum of the respective loan’s Monthly Debt Service Amount (IO) and the interest only monthly debt service of the existing financing, excluding unsecured financing and soft pay debt, (if applicable) by twelve.
63	UW NOI	A recalculation in which the UW Expenses was subtracted from the UW EGI.
64	Most Recent NOI	A recalculation in which the Most Recent Expenses was subtracted from the Most Recent EGI.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

Freddie Mac Multifamily Mortgage Participation Certificates, Series WE6123 and WE6124	EXHIBIT C
Loan File Review Procedures

Exhibit C – Methodologies (as provided by the Company)

#	Specified Attribute	Methodology
18; 19; 20; 21; 22; 23; 24	Affordable Units (<=30% AMI); Affordable VLI Units (<=50% AMI); Affordable Units (<=60% AMI); Affordable LI Units (<=80% AMI); Affordable Units (80-90% AMI); Affordable Units (90-100% AMI); Affordable Units (100-120% AMI)	We were instructed by the Company to show the units rounded down to a whole number.
25; 54; 55; 56; 57	Cut-Off Date Balance/Unit; Cut-Off Date LTV; Maturity LTV; UW NCF DSCR; UW NCF DSCR (IO)	All Mortgage Loan Assets with Crossed Loans (Y/N) shown as “Yes” were considered to be part of a crossed collateralized group (a “Crossed Loan Group”) identified by corresponding Crossed Pool ID. All Mortgage Loan Assets in the Crossed Loan Group are treated as having the same Cut-off Date Balance/Unit, Cut-Off Date LTV, Maturity LTV, UW NCF DSCR, and UW NCF DSCR (IO). These Specified Attributes, except for the Cut-Off Balance/Unit, reflect, in each case, a weighted average of the respective individual ratio for each loan in the Crossed Loan Group, weighted based on the Cut-Off Date Loan Amount for such loan relative to the aggregate Cut-Off Date Loan Amount for all of the loans in the Crossed Loan Group. The Cut-Off Date Balance/Unit for the loans in the Crossed Loan Group is based on the aggregate Cut-Off Date Loan Amount for all of the loans in the Crossed Loan Group and the aggregate Total Units of all of the properties securing such loans.

All Taxable Tail loans and their related loans are treated as having the same Cut-Off Date LTV, Maturity LTV, UW NCF DSCR, and UW NCF DSCR (IO). The Cut-Off Date LTV and Maturity LTV for the Taxable Tail loan and their related loan is based on the aggregate numerator of the recalculation. The UW NCF DSCR and UW NCF DSCR (IO) for the Taxable Tail loan and their related loan is based on the aggregate denominator of the recalculation.
34	Cut-Off Date Loan Amount	We were instructed by the Company to show the amount rounded down to a whole number.
52	Appraisal Valuation Type	We were instructed by the Company to only show “As-Is” and “As-Stabilized”.
79	Seismic Insurance if PML >= 20% (Y/N)	We were instructed by the Company to show “No” if the SEL in the Seismic Report is less than 20%.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13